Cover	May 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2023
Entity File Number	000-54478
Entity Registrant Name	ENOCHIAN BIOSCIENCES INC.
Entity Central Index Key	0001527728
Entity Tax Identification Number	45-2559340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1927 Paseo Rancho Castilla
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90032
City Area Code	(305)
Local Phone Number	918-1980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ENOB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false